Stock Based Compensation (Tables)	12 Months Ended
Jul. 03, 2022
Share-Based Payment Arrangement [Abstract]
Schedule of stock options outstanding
	Number of Options	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at June 28, 2020	49,789,060	$8.53	9.00	$—
Granted	68,513	3.25	11.00	—
Exercised – stock	—	—	—	—
Forfeited and cancelled	(526,093)	3.12	—	—
Outstanding at June 27, 2021	49,331,480	8.58	9.13	—
Exercised – stock	(10,436,555)	3.25	—	—
Repurchased – cash	(639,122)	—	—	—
Forfeited and cancelled	(17,962,453)	13.53	—	—
Outstanding at July 3, 2022	20,293,350	$7.16	9.48	$77,948
Vested as of July 3, 2022	20,293,350	$7.16	9.48	$77,948
Exercisable as of July 3, 2022	20,293,350	7.16	9.48	77,948
	Number of Options	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at June 28, 2021	—	$—	—	$—
Granted	9,415,912	13.72	10.00	—
Exercised	—	—	—	—
Forfeited and cancelled	—	—	—	—
Repurchased or settled	—	—	—	—
Outstanding at July 3, 2022	9,415,912	$13.72	9.45	$2,416
Vested as of July 3, 2022	665,912	$10.00	9.45	$666
Exercisable as of July 3, 2022	665,912	10.00	9.45	666

Schedule of fair value of options at the date of grant was estimated using the Black-Scholes
Options granted during the fiscal year ended June 27, 2021
Expected term in years	5.00
Interest rate	0.54%
Volatility	71.5%
Dividend yield	—
Expected term in years	6.68
Interest rate	1.39%
Volatility	55.6%
Dividend yield	—

Schedule of measures the grant-date fair value based on the price of the Company’s shares on the grant date
	Number of Units	Weighted Average Grant Date Fair Value Per Share	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at June 28, 2021	—	$—	—	$—
Granted	947,325	9.72	2.51	—
Vested	—	—	—	—
Forfeited	(29,700)	9.67	—	—
Outstanding at July 3, 2022	917,625	$9.72	2.14	$10,094
	Number of Units	Weighted Average Grant Date Fair Value Per Share	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at June 28, 2021	—	$—	—	$—
Granted	152,370	8.16	5.00	—
Vested	—	—	—	—
Forfeited	(23,034)	8.16	—	—
Outstanding at July 3, 2022	129,336	$8.16	4.45	$1,423
	Number of Units	Weighted Average Grant Date Fair Value Per Share	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at June 28, 2021	—	$—	—	$—
Granted	266,775	6.64	2.79	—
Vested	—	—	—	—
Forfeited	(9,900)	6.64	—	—
Outstanding at July 3, 2022	256,875	$6.64	2.45	$2,826

Schedule of total compensation cost by plan
	Award Plan	Unrecognized Compensation Cost	Weighted Average Remaining Period of Recognition
Stock options	2021 Plan	$37,273	2.68
Service based RSUs	2021 Plan	7,211	2.14
Market and service based RSUs	2021 Plan	1,498	2.45
Earnout RSUs	2021 Plan	939	4.45
Total unrecognized compensation cost		$46,921	2.63
	Award Plan	Selling, general and administrative expenses	Cost of revenues	Total
Performance-based options	2017 Plan	$24,468	$48	$24,516
Time-based options	2017 Plan	916	36	952
Stock options	2021 Plan	8,505	—	8,505
Service based RSUs	2021 Plan	1,652	59	1,711
Market and service based RSUs	2021 Plan	194	14	208
Earnout RSUs	2021 Plan	116	—	116
Share-based bonus	—	14,228	—	14,228
Total share-based compensation expense		$50,079	$157	$50,236